Unaudited Condensed Consolidated Statements of Shareholders’ Equity - USD ($)		Ordinary Shares		Subscription Receivable	Additional paid-in capital	Retained Earnings	Management Shares	Accumulated Other Comprehensive Income	Total
Balance at Sep. 30, 2024		$ 14,931	[1]	$ (13,125)	$ 3,454,741	$ 1,712,979			$ 5,169,526
Balance (in Shares) at Sep. 30, 2024	[1]	74,656
Issuance of ordinary share to Square Gate as compensation		$ 48	[1]		36,740				36,788
Issuance of ordinary share to Square Gate as compensation (in Shares)	[1]	239
Net income (loss) for the period						450,256			450,256
Balance at Mar. 31, 2025		$ 14,979	[1]	(13,125)	3,491,481	2,163,235			5,656,570
Balance (in Shares) at Mar. 31, 2025	[1]	74,895
Balance at Sep. 30, 2025		$ 305,228	[1]	(14,125)	7,349,249	2,395,961	$ 20	$ 331	$ 10,036,664
Balance (in Shares) at Sep. 30, 2025		1,526,113	[1]				100		1,526,113	[2]
Foreign currency translation adjustment			[1]					2,162	$ 2,162
Shares issued related to the Offering in January 2026		$ 177,872	[1]		184,604				362,476
Shares issued related to the Offering in January 2026 (in Shares)	[1]	889,359
Net income (loss) for the period			[1]			(30,887)			(30,887)
Balance at Mar. 31, 2026		$ 483,100	[1]	$ (14,125)	$ 7,533,853	$ 2,365,074	$ 20	$ 2,493	$ 10,370,415
Balance (in Shares) at Mar. 31, 2026		2,415,472	[1]				100		2,415,472	[2]

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025
[2]	Retrospectively applied for effect of reverse stock split on July 21, 2025